RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 – RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2018 and 2017.

A summary of loans to our directors and executive officers whose borrowing relationship (which includes loans to entities in which the individual owns a 10% or more voting interest) exceeds $60,000 for the years ended December 31 follows:

	2018	2017
	(In thousands)

Balance at beginning of year	$2,569	$415
New loans and advances	13,484	2,945
Repayments	(1,894)	(791)
Balance at end of year	$14,159	$2,569

Deposits held by us for directors and executive officers totaled $1.5 million and $1.4 million at December 31, 2018 and 2017, respectively.